Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2017	Jun. 30, 2017	Sep. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2019
Business Acquisition [Line Items]
Net cash paid at acquisition				$ 80,503	$ 40,015	$ 122,157
Purchase price adjustment	$ (500)
Goodwill		$ 250,342		270,678	250,342	233,755
II-VI Laser Solutions Segment
Business Acquisition [Line Items]
Goodwill		79,527		98,737	79,527	$ 84,105
II-VI Compound Semiconductor Ltd (Kaiam Laser Limited, Inc)
Business Acquisition [Line Items]
Net cash paid at acquisition	79,500
Goodwill	18,956
Business acquisition, transaction costs				600
Business acquisition, revenue of acquired entity				3,400
Business acquisition, (losses) earnings of acquired entity				(12,500)
II-VI Compound Semiconductor Ltd (Kaiam Laser Limited, Inc) | II-VI Laser Solutions Segment
Business Acquisition [Line Items]
Goodwill	$ 19,000
Integrated Photonics, Inc
Business Acquisition [Line Items]
Net cash paid at acquisition		40,098
Goodwill		17,514			17,514
Business acquisition, transaction costs		300			300
Business acquisition, revenue of acquired entity				19,300	1,300
Business acquisition, (losses) earnings of acquired entity				$ 3,800	100
Payment of final amount for working capital adjustment		800
Fair value of accounts receivable acquired		2,100			2,100
Fair value of accounts receivable gross contractual amount		2,100			2,100
Integrated Photonics, Inc | II-VI Photonics and II-VI Performance Products segments
Business Acquisition [Line Items]
Goodwill		17,500			17,500
Scenario Forecast | CoAdna, Inc
Business Acquisition [Line Items]
Net cash paid at acquisition			$ 85,000
Business acquisitions, contingent consideration							$ 85,000
Upon Achievement of Financial And Transitional Objectives Relating to Finance Information Technology And Human Resources | Integrated Photonics, Inc
Business Acquisition [Line Items]
Business acquisitions, contingent consideration, current		2,500			2,500
Upon Achievement of Financial And Transitional Objectives Relating to Finance Information Technology And Human Resources | Integrated Photonics, Inc | Maximum
Business Acquisition [Line Items]
Business acquisitions, contingent consideration		$ 2,500			$ 2,500